Related Party Transactions - Summary of Significant Related Party Transactions (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of transactions between related parties [Line Items]
Selling price	$ 306,634	$ 10,345	$ 59,134	$ 48,275
Gain on disposal	132,777	4,480	$ 2,575	$ 1,562
ChipMOS Shanghai [member]
Disclosure of transactions between related parties [Line Items]
Selling price	21,982	742
Gain on disposal	$ 20,240	$ 683